Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Operating activities:
Net loss	$ (36,403,967)	$ (16,345,740)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	184,868	546,763
Stock-based compensation	1,889,932	499,742
Noncash interest expense on loans		121,160
Revaluation of warrant liability	(109,522)	1,249,849
Changes in operating assets and liabilities:
Restricted cash		102,000
Receivables		(178,411)
Prepaid expenses and other assets	2,946,831	(1,550,639)
Accounts payable, accrued expenses and other liabilities	4,762,085	1,868,032
Net cash used in operating activities	(26,729,773)	(13,687,244)
Investing activities:
Purchase of property and equipment	(421,517)	(78,232)
Net cash used in investing activities	(421,517)	(78,232)
Financing activities:
Proceeds from issuance of redeemable convertible preferred stock and warrants, net		59,918,917
Proceeds from exercise of common stock options	101,058	38,523
Proceeds from issuance of common stock, net	59,534,984
Net proceeds from debt issuance	1,775,012
Repayment of loans payable		(4,946,667)
Capital lease payments	(405)
Net cash provided by financing activities	61,410,649	55,010,773
Net increase (decrease) in cash and cash equivalents	34,259,359	41,245,297
Cash and cash equivalents, beginning of period	37,965,198	6,738,659
Cash and cash equivalents-end of period	$ 72,224,557	$ 47,983,956